INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2021
Intangible Assets
INTANGIBLE ASSETS

13.  INTANGIBLE ASSETS

	Video Game Catalogues	Platform Codin	g	Brands	Distribution Libraries	Total
	$	$		$	$	$
Cost:
At November 30, 2019	1,290,960	—		83,000	—	1,373,960
Additions - paid or accrued	—	3,325,000		—	—	3,325,000
Write-offs	(160,000)	—		(83,000)	—	(243,000)
At November 30, 2020	1,130,960	3,325,000		—	—	4,455,960
Additions – acquisition of IndieFlix (Note 3)	—	—		—	3,695,673	3,695,673
Impairments	(890,445)	(3,324,000)		—	—	(4,214,445)
At November 30, 2021	240,515	1,000		—	3,695,673	3,937,188

Amortization:
At November 30, 2019	88,721	—		—	—	88,721
Additions	75,397	—		—	—	75,397
At November 30, 2020	164,118	—		—	—	164,118
Additions	75,397	—		—	61,595	136,992
At November 30, 2021	239,515	—		—	61,595	301,110

Net book value:
At November 30, 2020	966,842	3,325,000		—	—	4,291,842
At November 30, 2021	1,000	1,000		—	3,634,078	3,636,078

Brands pertained to Majesco Entertainment which were disposed of at August 31, 2020 (Note 22).

During the year ended November 30, 2020, the Company acquired platform coding for a cash payment of $3,325,000 (CAD$4,464,885) which is currently under development and not yet subject to amortization.

During the year ended November 30, 2021, the Company acquired distribution libraries valued at $3,695,673 on the acquisition of IndieFlix (Note 3).

During the year ended November 30, 2021, the Company determined that the video game catalogues and platform coding should be impaired resulting in the Company recognizing an impairment of intangible assets of $4,214,445.

Amortization of the distribution libraries is included in cost of sales.